Share capital and reserves (Details) - Dividends $ / shares in Units, € in Millions, $ in Millions	1 Months Ended		3 Months Ended								12 Months Ended
	Feb. 26, 2025 USD ($) $ / shares	Feb. 26, 2025 EUR (€)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 EUR (€)	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2024 EUR (€)	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2024 EUR (€)	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 EUR (€)
Share Capital, Reserves and Other Equity Interest [Abstract]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share	$ 0.17
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	$ 26.2	€ 25.3
Dividends paid, ordinary shares per share			$ 0.15		$ 0.15		$ 0.15		$ 0.15		$ 0.60
Dividends paid, ordinary shares			$ 23.8	€ 21.8	$ 24.2	€ 22.3	$ 24.4	€ 22.8	$ 24.4	€ 22.3	$ 96.8	€ 89.2